INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks	Other	Total
Gross carrying amount
Balance at January 1, 2023	$2,432	$4,407	$2,813	$592	$449	$10,693
Additions	249	—	112	—	48	409
Dispositions	(3)	(807)	(1,937)	(346)	(89)	(3,182)
Foreign currency translation	203	21	5	—	14	243
Balances at December 31, 2023	$2,881	$3,621	$993	$246	$422	$8,163
Additions	113	—	61	—	65	239
Acquisitions through business combinations	—	—	11	—	—	11
Dispositions	(1)	—	(2)	—	(10)	(13)
Foreign currency translation	(735)	—	(34)	—	19	(750)
Balance at December 31, 2024	$2,258	$3,621	$1,029	$246	$496	$7,650
Accumulated amortization and impairment
Balance at January 1, 2023	$(337)	$(310)	$(675)	$(11)	$(65)	$(1,398)
Amortization and impairment expense	(85)	(291)	(288)	(19)	(28)	(711)
Dispositions	—	240	669	6	14	929
Foreign currency translation	(48)	1	1	—	(6)	(52)
Balances at December 31, 2023	$(470)	$(360)	$(293)	$(24)	$(85)	$(1,232)
Amortization and impairment expense	(108)	(243)	(193)	(17)	(53)	(614)
Dispositions	1	—	1	—	10	12
Foreign currency translation	124	—	17	—	9	150
Balance at December 31, 2024	$(453)	$(603)	$(468)	$(41)	$(119)	$(1,684)
Net book value
December 31, 2023	$2,411	$3,261	$700	$222	$337	$6,931
December 31, 2024	$1,805	$3,018	$561	$205	$377	$5,966
The terms and conditions of the water and sewage concession agreements, including fees that can be charged to the users and the duties to be performed by the operator, are regulated by various grantors, the majority of which are municipal governments across Brazil. The concession agreements provide the operator the right to charge fees to users using the services of the operator over the term of the concessions in exchange for water treatment services, ongoing and regular maintenance work on water distributions assets, and improvements to the water treatment and distribution system. Fees are revised annually for inflation in Brazil. The concession arrangements have an average remaining term of 22 years at which point the underlying concession assets will be returned to the various grantors.
The proprietary technology within the company pertains to the combination of processes, tools, techniques and developed systems for exclusive use and benefit within the company’s operations that have the potential to provide competitive advantage and product differentiation. This relates to technology within the company’s dealer software and technology services operation, assessed to have estimated useful life of 5 years. These intangible assets were valued at the date of acquisition using the relief from royalty method.
The brand names and trademarks acquired by the company through acquisitions pertain to trade names which carry strong reputations in their respective industries and positive brand recognition. These relate to brand names and trademarks from the acquisition of the company’s dealer software and technology services operation. The brand names were valued at the date of acquisition using the relief from royalty method. The brand names and trademarks acquired were assessed to have estimated useful lives of 15 years.
Customer relationships pertain to strong and continuing relationships with many of the company’s customers which contribute to the revenues and cash flows generated by the company’s respective operations. The company has recognized customer relationships from the acquisition of its dealer software and technology services operation. These customer relationships were valued at the date of acquisition using a multi-period excess earnings approach. The customer relationships acquired were assessed to have estimated useful life of 15 years.